Accrued expenses and other payables	12 Months Ended
Dec. 31, 2012
Accrued expenses and other payables

7. Accrued expenses and other payables

Accrued expenses and other payables consist of the following:

	As of December 31,
	2011	2012
Accrued professional fee	$880	$353
Accrued payroll	—	13

Total accrued expenses and other payables	$880	$366